Net income per ordinary share	9 Months Ended
Sep. 30, 2017
Net income per ordinary share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	54,109,566	55,734,773	54,110,022	55,355,020
Effect of dilutive share options outstanding	646,618	910,466	730,090	1,120,299
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,756,184	56,645,239	54,840,112	56,475,319